Deferred Charges and leasehold improvements (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Deferred Costs	$ 34,816	$ 27,344
Eurochampion 2004 and Euronike [Member]
Property, Plant and Equipment [Line Items]
Leasehold Improvements, Gross	450	2,857
Archangel, Alaska, Arctic, Antarctic and Sakura Princess [Member]
Property, Plant and Equipment [Line Items]
Leasehold Improvements, Gross	$ 9,106
Archangel, Alaska and Arctic [Member]
Property, Plant and Equipment [Line Items]
Leasehold Improvements, Gross		$ 4,096